Defined Benefit Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employers contribution	5.00%	5.00%
Interest credit period	30 years
Participants full vested period	Three years	Three years
Benefit cost related to the Cash Balance Plan	$ 1.2	$ 0.1